Employee share schemes - Total cost of relevant scheme and number of awards granted (Details) - GBP (£) £ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Employee share scheme
Share-based compensation expense	£ 117	£ 88	£ 78
All share-based payment arrangements excluding GSK share plans
Employee share scheme
Share-based compensation expense	117	87
Performance Share Plan
Employee share scheme
Share-based compensation expense, equity-settled	29	17
Share-based compensation expense, cash-settled	1
Share Value Plan
Employee share scheme
Share-based compensation expense, equity-settled	72	58
Share-based compensation expense, cash-settled	14	11
Share Save Plan
Employee share scheme
Share-based compensation expense, equity-settled	1	1
Cash-settled share-based payment plans
Employee share scheme
Outstanding liabilities relating to awards which are settled in cash	25	13		£ 25
Decrease in liability for cash-settled share-based payment arrangements due to reversal of provisions	£ 3	£ 0
Increase (decrease) in liability for cash-settled share-based payment arrangements due to cancellations or modifications				£ 0